Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	$ 561,347	$ 548,970	$ 644,769
Long-lived assets	258,846	219,465	225,564
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	47,915	46,574	42,817
Long-lived assets	117,913	122,983	123,679
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	130,066	110,167	97,997
Long-lived assets	101,387	61,027	63,506
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	376,677	383,829	495,673
Long-lived assets	31,191	35,455	38,379
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	$ 6,689	$ 8,400	$ 8,282